UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1.  Schedule of Investments

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 9.30%
Federal Farm Credit Bank
0.340%, due 05/18/16[1]	50,000,000	49,977,806
Federal Home Loan Bank
0.260%, due 04/11/16[1]	115,000,000	114,991,694
0.300%, due 05/25/16[1]	85,000,000	84,961,750
0.365%, due 06/27/16[1]	3,000,000	2,997,354
US Treasury Bills
0.285%, due 04/07/16[1]	85,000,000	84,995,962
0.371%, due 06/02/16[1]	50,000,000	49,968,139
US Treasury Note
2.000%, due 04/30/16	50,000,000	50,069,899

Total US government and agency obligations (cost — $437,962,604)		437,962,604

Certificates of deposit — 8.13%
Banking-non-US — 6.71%
Bank of Montreal
0.618%, due 04/13/16[2]	47,000,000	47,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.620%, due 04/08/16	80,000,000	80,000,000
Mizuho Bank Ltd.
0.610%, due 04/20/16	35,000,000	35,000,000
0.600%, due 06/03/16	47,000,000	47,000,000
Rabobank Nederland NV
0.430%, due 04/13/16	25,000,000	25,000,000
Svenska Handelsbanken AB
0.555%, due 04/20/16	15,000,000	14,999,999
0.465%, due 04/26/16	17,000,000	17,000,059
Toronto-Dominion Bank
0.400%, due 04/04/16	50,000,000	50,000,000

		316,000,058

Banking-US — 1.42%
Citibank N.A.
0.650%, due 05/19/16	30,000,000	30,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
HSBC Bank USA N.A.
0.570%, due 05/25/16	37,000,000	37,000,000

		67,000,000

Total certificates of deposit (cost — $383,000,058)		383,000,058

Commercial paper[1] — 12.91%
Asset backed-miscellaneous — 10.43%
Albion Capital Corp.
0.480%, due 04/25/16	11,500,000	11,496,320
Barton Capital LLC
0.583%, due 04/29/16[2]	40,000,000	40,000,000
Cancara Asset Securitisation LLC
0.590%, due 05/19/16	35,000,000	34,972,467
Liberty Street Funding LLC
0.690%, due 05/10/16	44,800,000	44,766,512
Manhattan Asset Funding Co. LLC
0.650%, due 04/11/16	45,000,000	44,991,875
0.460%, due 05/17/16	5,000,000	4,997,061
Old Line Funding LLC
0.638%, due 04/04/16[2]	35,000,000	35,000,000
0.650%, due 05/03/16	50,000,000	49,971,111
Regency Markets No. 1 LLC
0.440%, due 04/20/16	20,000,000	19,995,355
Thunder Bay Funding LLC
0.740%, due 06/02/16	25,000,000	24,968,139
Versailles Commercial Paper LLC
0.512%, due 04/21/16[2]	38,000,000	38,000,000
Victory Receivables Corp.
0.450%, due 04/07/16	27,000,000	26,997,975
0.630%, due 04/13/16	115,000,000	114,975,850

		491,132,665

Banking-non-US — 1.69%
Nordea Bank AB
0.640%, due 05/05/16	20,000,000	19,987,911
0.530%, due 05/16/16	19,500,000	19,487,082

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — (concluded)
Westpac Banking Corp.
0.558%, due 04/04/16[2]	40,000,000	40,000,000

		79,474,993

Supranational — 0.79%
European Investment Bank
0.595%, due 06/01/16	37,300,000	37,262,394

Total commercial paper (cost — $607,870,052)		607,870,052

Repurchase agreements — 69.68%
Repurchase agreement dated 03/31/16 with BNP Paribas Securities Corp., 0.310% due 04/01/16, collateralized by $11,716,553 Federal Farm Credit Bank, 3.280% to 5.875% due 08/25/16 to 06/16/32, $3,000,000 Federal Home Loan Bank obligations, 0.625% to 5.250% due 06/10/16 to 12/09/22, $96 Federal Home Loan Mortgage Corp. obligation, 1.000% due 07/28/17 and $4,195,100 US Treasury Inflation Index Note, 2.375% due 01/15/17; (value — $20,400,046); proceeds: $20,000,172	20,000,000	20,000,000
Repurchase agreement dated 03/31/16 with Federal Reserve Bank of New York, 0.250% due 04/01/16, collateralized by $1,222,280,300 US Treasury Bonds, 4.500% to 8.125% due 05/15/21 to 08/15/39 and $741,554,500 US Treasury Notes, 1.125% to 2.375% due 12/31/19 to 11/15/22; (value — $2,540,017,712); proceeds: $2,540,017,639	2,540,000,000	2,540,000,000
Repurchase agreement dated 03/31/16 with Goldman Sachs & Co., 0.290% due 04/01/16, collateralized by $50,620,000 Federal Home Loan Mortgage Corp. obligations, 0.875% to 1.750% due 10/14/16 to 05/30/19; (value — $52,020,971); proceeds: $51,000,411	51,000,000	51,000,000
Repurchase agreement dated 03/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 04/01/16, collateralized by $50,550,000 Federal Farm Credit Bank, 1.850% due 03/23/21, $52,950,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 12/17/29 and $931,000 Federal National Mortgage Association obligation, zero coupon due 05/15/30; (value — $86,700,464); proceeds: $85,000,685	85,000,000	85,000,000
Repurchase agreement dated 03/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.300% due 04/01/16, collateralized by $367,489,251 Federal Home Loan Mortgage Corp. obligations, 2.000% to 5.000% due 11/01/21 to 03/01/46, $1,118,850,249 Federal National Mortgage Association obligations, 0.736% to 5.000% due 07/01/17 to 07/01/46 and $100 US Treasury Note, 1.250% due 03/31/21; (value — $494,741,821); proceeds: $485,004,042	485,000,000	485,000,000

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/16 with State Street Bank and Trust Co., 0.010% due 04/01/16, collateralized by $465,144 US Treasury Note, 1.625% due 04/30/19; (value — $477,930); proceeds: $468,000	468,000	468,000
Repurchase agreement dated 03/31/16 with Toronto-Dominion Bank, 0.320% due 04/01/16, collateralized by $38,011,157 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/26 to 09/01/45 and $132,197,184 Federal National Mortgage Association obligations, 2.500% to 6.000% due 05/01/26 to 11/01/45; (value — $102,000,000); proceeds: $100,000,889	100,000,000	100,000,000

Total repurchase agreements (cost — $3,281,468,000)		3,281,468,000

Total investments (cost — $4,710,300,714 which approximates cost for federal income tax purposes) — 100.02%		4,710,300,714
Liabilities in excess of other assets — (0.02)%		(778,683)

Net assets (applicable to 4,709,478,684 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		4,709,522,031

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:

Description	Unadjusted qoute prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	437,962,604	—	437,962,604
Certificates of deposit	—	383,000,058	—	383,000,058
Commercial paper	—	607,870,052	—	607,870,052
Repurchase agreements	—	3,281,468,000	—	3,281,468,000
Total	—	4,710,300,714	—	4,710,300,714

At March 31, 2016, there were no transfers between Level 1 and Level 2.

UBS RMA Money Fund, Inc.

UBS RMA Money Market Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	90.8
Japan	3.4
Canada	2.1
Australia	1.7
Sweden	1.5
Netherlands	0.5

Total	100.0

Weighted average maturity — 9 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 26.75%
Federal Farm Credit Bank
0.300%, due 05/10/16[1]	25,000,000	24,991,875
0.340%, due 05/18/16[1]	50,000,000	49,977,805
0.270%, due 06/03/16[1]	10,000,000	9,995,275
Federal Home Loan Bank
0.260%, due 04/11/16[1]	50,000,000	49,996,389
0.285%, due 04/15/16[1]	6,000,000	5,999,347
0.370%, due 04/15/16[1]	35,000,000	34,994,964
0.390%, due 04/26/16[1]	25,000,000	24,993,229
0.300%, due 05/25/16[1]	100,000,000	99,955,000
0.500%, due 06/13/16[1]	50,000,000	49,949,306
US Treasury Bills
0.285%, due 04/07/16[1]	50,000,000	49,997,625
0.371%, due 06/02/16[1]	20,000,000	19,987,255

Total US government and agency obligations (cost — $420,838,070)		420,838,070

Repurchase agreements — 73.28%
Repurchase agreement dated 03/31/16 with BNP Paribas Securities Corp., 0.300% due 04/01/16, collateralized by $3,400,900 US Treasury Bonds, 2.875% to 4.375% due 05/15/40 to 08/15/45, $2,284,900 US Treasury Inflation Index Note, 0.125% due 04/15/18, $123,703,200 US Treasury Notes, 0.500% to 1.625% due 09/30/16 to 08/31/20 and $1,754,975 US Treasury Bonds STRIPs, zero coupon due 02/15/17 to 02/15/45; (value — $132,600,001); proceeds: $130,001,083	130,000,000	130,000,000
Repurchase agreement dated 03/31/16 with Goldman Sachs & Co., 0.290% due 04/01/16, collateralized by $100 US Treasury Inflation Index Bond, 0.750% due 02/15/42 and $23,059,100 US Treasury Inflation Index Note, 2.375% due 01/15/17; (value — $28,050,077); proceeds: $27,500,222	27,500,000	27,500,000
Repurchase agreement dated 03/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 04/01/16, collateralized by $75,789,000 Federal Farm Credit Bank, 2.990% to 3.640% due 02/04/28 to 12/23/30, $41,775,000 Federal Home Loan Bank obligations, zero coupon due 04/05/16 to 04/20/16 and $21,229,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 12/14/29; (value — $132,600,058); proceeds: $130,001,047	130,000,000	130,000,000

UBS RMA Money Fund, Inc.

UBS RMA U.S. Government Portfolio

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 03/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.300% due 04/01/16, collateralized by $377,266,694 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 05/15/25 to 02/01/46, $1,508,948,912 Federal National Mortgage Association obligations, 1.522% to 5.530% due 11/01/23 to 04/01/46, $451,180,564 Government National Mortgage Association obligations, 2.500% to 5.500% due 04/20/38 to 03/20/60 and $3,294,600 US Treasury Notes, 1.125% to 1.250% due 02/28/21 to 03/31/21; (value — $780,300,000); proceeds: $765,006,375	765,000,000	765,000,000
Repurchase agreement dated 03/31/16 with State Street Bank and Trust Co., 0.010% due 04/01/16, collateralized by $536,704 US Treasury Note, 1.625% due 04/30/19; (value — $551,458); proceeds: $540,000	540,000	540,000
Repurchase agreement dated 03/31/16 with Toronto-Dominion Bank, 0.320% due 04/01/16, collateralized by $37,684,734 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 08/01/25 to 09/01/45 and $92,276,320 Federal National Mortgage Association obligations, 2.500% to 5.000% due 01/01/25 to 03/01/46; (value — $102,000,000); proceeds: $100,000,889	100,000,000	100,000,000

Total repurchase agreements (cost — $1,153,040,000)		1,153,040,000

Total investments (cost — $1,573,878,070 which approximates cost for federal income tax purposes) — 100.03%		1,573,878,070
Liabilities in excess of other assets — (0.03)%		(453,579)

Net assets (applicable to 1,573,408,884 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		$1,573,424,491

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Portfolio’s investments:

Description	Unadjusted quote prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	420,838,070	—	420,838,070
Repurchase agreements	—	1,153,040,000	—	1,153,040,000
Total	—	1,573,878,070	—	1,573,878,070

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 11 days

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

Portfolio acronym
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
US government agency and obligations — 43.03%
Federal Home Loan Bank
0.399%, due 04/01/16[1]	10,000,000	9,999,932
0.380%, due 06/07/16[2]	15,000,000	14,989,392
0.240%, due 05/24/16[2]	27,500,000	27,490,283
0.380%, due 05/09/16[2]	20,000,000	19,991,978
0.310%, due 04/06/16[2]	5,000,000	4,999,785
0.330%, due 06/13/16[2]	10,000,000	9,993,308
0.335%, due 05/03/16[2]	20,000,000	19,994,044
0.365%, due 04/12/16[2]	15,000,000	14,998,327
US Treasury Bills
0.281%, due 06/09/16[2]	10,000,000	9,994,609
0.310%, due 06/09/16[2]	15,000,000	14,991,088
0.289%, due 06/09/16[2]	5,000,000	4,997,230
0.229%, due 05/26/16[2]	10,000,000	9,996,509
0.315%, due 06/09/16[2]	6,000,000	5,996,676
0.211%, due 06/09/16[2]	10,000,000	9,995,956
0.336%, due 06/02/16[2]	32,000,000	31,984,048
US Treasury Note
2.000%, due 04/30/16	4,000,000	4,005,592

Total US government agency and obligations (cost — $214,418,757)		214,418,757

Certificates of deposit — 11.34%
Banking-non-US — 6.62%
Bank of Montreal
0.618%, due 04/13/16[1]	4,000,000	4,000,000
Mizuho Bank Ltd.
0.600%, due 06/03/16	5,000,000	5,000,000
Rabobank Nederland NV
0.430%, due 04/13/16	10,000,000	10,000,000
Svenska Handelsbanken AB
0.555%, due 04/20/16	5,000,000	5,000,000
Toronto-Dominion Bank
0.400%, due 04/04/16	9,000,000	9,000,000

		33,000,000

Banking-US — 4.72%
Bank of America N.A.
0.500%, due 04/11/16	10,000,000	9,999,998
HSBC Bank USA
0.570%, due 05/25/16	3,500,000	3,500,000

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Banking-US — (concluded)
Wells Fargo Bank N.A.
0.580%, due 04/29/16	10,000,000	10,000,000

		23,499,998

Total certificates of deposit (cost — $56,499,998)		56,499,998

Commercial paper[2] — 22.47%
Asset backed-miscellaneous — 12.24%
Cancara Asset Securitisation LLC
0.590%, due 05/19/16	10,000,000	9,992,133
Gotham Funding Corp.
0.580%, due 04/12/16	12,000,000	11,997,873
Manhattan Asset Funding Co. LLC
0.470%, due 04/13/16	6,000,000	5,999,060
Old Line Funding LLC
0.638%, due 04/04/16[1]	5,000,000	5,000,000
Victory Receivables Corp.
0.630%, due 04/13/16	10,000,000	9,997,900
0.500%, due 04/18/16	4,000,000	3,999,056
Working Capital Management Co.
0.500%, due 04/05/16	10,000,000	9,999,445
0.480%, due 04/06/16	4,000,000	3,999,733

		60,985,200

Banking-non-US — 9.08%
BNP Paribas New York
0.450%, due 04/11/16	15,000,000	14,998,125
Caisse Centrale Desjardins
0.450%, due 04/15/16	5,000,000	4,999,125
0.580%, due 05/19/16	9,000,000	8,993,040
Credit Suisse
0.540%, due 04/11/16	7,230,000	7,228,915
Mitsubishi UFJ Trust & Banking Corp.
0.460%, due 04/08/16	4,000,000	3,999,642

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[2] — (concluded)
Banking-non-US — (concluded)
Nordea Bank AB
0.530%, due 05/16/16	5,000,000	4,996,688

		45,215,535

Insurance-life — 0.40%
MetLife Short Term Funding LLC
0.520%, due 04/12/16	2,000,000	1,999,682

Supranationals — 0.75%
European Investment Bank
0.595%, due 06/01/16	3,750,000	3,746,220

Total commercial paper (cost — $111,946,637)		111,946,637

Repurchase agreements — 23.20%
Repurchase agreement dated 03/31/16 with Goldman Sachs & Co., 0.290% due 04/01/16, collateralized by $54,989,000 Federal National Mortgage Association obligations, 1.985% to 5.625% due 09/29/21 to 07/15/37; (value — $61,302,140); proceeds: $60,100,484	60,100,000	60,100,000
Repurchase agreement dated 03/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.280% due 04/01/16, collateralized by $44,934,400 US Treasury Bond, 3.750% due 11/15/43; (value — $56,100,105); proceeds: $55,000,428	55,000,000	55,000,000
Repurchase agreement dated 03/31/16 with State Street Bank and Trust Co., 0.010% due 04/01/16, collateralized by $481,046 US Treasury Note, 1.625% due 04/30/19; (value — $494,270); proceeds: $484,000	484,000	484,000

Total repurchase agreements (cost — $115,584,000)		115,584,000

Total investments (cost — $498,449,392 which approximates cost for federal income tax purposes) — 100.04%		498,449,392
Liabilities in excess of other assets — (0.04)%		(213,307)

Net assets (applicable to 498,228,612 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		498,236,085

UBS RMA Money Fund, Inc.

UBS Retirement Money Fund

Schedule of investments — March 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government agency and obligations	—	214,418,757	—	214,418,757
Certificates of deposit	—	56,499,998	—	56,499,998
Commercial paper	—	111,946,637	—	111,946,637
Repurchase agreements	—	115,584,000	—	115,584,000
Total	—	498,449,392	—	498,449,392

At March 31, 2016, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	83.6
Canada	5.4
France	3.0
Netherlands	2.0
Sweden	2.0
Japan	1.8
Switzerland	1.4
Australia	0.8

Total	100.0

Weighted average maturity — 29 days

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase unless otherwise noted.

UBS RMA Money Fund, Inc.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy had been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2016

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 27, 2016